Taxes (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Taxes (Textual)
Corporate income tax at a reduced rate	25.00%	25.00%	25.00%
Preferential tax rates	$ 123,306	$ 198,106	$ 74,844
Preferential tax rates , per share	$ 0.04	$ 0.06	$ 0.02
Favorable tax rate	10.00%
Deferred tax assets valuation allowance	$ 213,028	$ 2,892
Subsidiaries [Member]
Taxes (Textual)
Favorable tax rate	15.00%
Hong Kong [Member]
Taxes (Textual)
Corporate income tax at a reduced rate	16.50%
PRC [Member]
Taxes (Textual)
Corporate income tax at a reduced rate	15.00%
Related party [Member]
Taxes (Textual)
Corporate income tax at a reduced rate	10.00%